                             PORTFOLIO DIRECTOR
                             SEPARATE ACCOUNT A

                   SUPPLEMENT ISSUED OCTOBER 14, 1999 TO
                        PROSPECTUS DATED MAY 1, 1999


SUMMARY

For AGSPC Stock Index Fund, AGSPC MidCap Index Fund and AGSPC Small Cap
Index Fund

         On July 27, 1999, the Boards of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999.

For AGSPC Growth Fund

         On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. On that date the investment objective of the Fund was changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities.

FEES AND CHARGES -- EXCEPTIONS TO SURRENDER CHARGE

         We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

FEES AND CHARGES - SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Footnote 4 to the "Fee Table" is hereby replaced in its entirety with the following:

         (4) For this Fund, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges-Separate Account Expense Reimbursement" in this prospectus for more information.

The section entitled "Fee and Charges-Separate Account Expense
Reimbursement" is replaced in its entirety with the following:

         Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.


VA 9084-C

                            PORTFOLIO DIRECTOR 2
                             SEPARATE ACCOUNT A
   FOR SERIES 2.1-2.12, SERIES 2.1.20-2.12.20, AND SERIES 2.1.40-2.12.40

                   SUPPLEMENT ISSUED OCTOBER 14, 1999 TO
                        PROSPECTUS DATED MAY 1, 1999


SUMMARY

For AGSPC Stock Index Fund

         On July 27, 1999, the Boards of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999.

For AGSPC Growth Fund

         On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. On that date the investment objective of the Fund was changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities.

EXCHANGE PRIVILEGE

         Contrary to information contained in the "Restrictions on Exchange Privilege" section of this Prospectus, exchanges from Portfolio Director 2 to Portfolio Director will be permitted.

FEES AND CHARGES - EXCEPTIONS TO SURRENDER CHARGE

         We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

FEES AND CHARGES - SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Footnote 4 to the "Fee Table" is hereby replaced in its entirety with the following:

         (4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges-Separate Account Expense Reimbursement" in this prospectus for more information.

The section entitled Summary--Fees and Charges--Separate Account Expense Reimbursement" is replaced in its entirety with the following:

         The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

The section entitled "Fee and Charges-Separate Account Expense
Reimbursement" is replaced in its entirety with the following:

         Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.


VA 9875-C

                          PORTFOLIO DIRECTOR PLUS
                             SEPARATE ACCOUNT A
         FOR SERIES 1-12, SERIES 1.20-12.20, AND SERIES 1.40-12.40

                   SUPPLEMENT ISSUED OCTOBER 14, 1999 TO
                        PROSPECTUS DATED MAY 1, 1999


SUMMARY

For AGSPC Stock Index, AGSPC MidCap Index Fund, AGSPC Small Cap Index Fund and American General Small Cap Value Fund

         On July 27, 1999, the Boards of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999.

For AGSPC Growth Fund

         On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. On that date the investment objective of the Fund was changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities.

MAXIMUM NUMBER OF OPTIONS

         Generally, your employer's plan may select up to 30 of the 53 Variable Account Options Portfolio Director Plus offers. However, you may be subject to further limits on how many options you may be invested in at any one time or how many of the options you are invested in may be involved in certain transactions at any one time.

FEES AND CHARGES - EXCEPTIONS TO SURRENDER CHARGE

         We may, at our option, waive any otherwise applicable surrender charge if you reinvest the surrender proceeds in another VALIC insurance product. You will, however, be subject to a surrender charge in the newly acquired product under the same terms and conditions as the original product. For purposes of calculating any surrender charge due, you will be considered to have acquired the new product as of the date you acquired the original product.

FEES AND CHARGES - SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Footnote 4 to the "Fee Table" is hereby replaced in its entirety with the following:

         (4) For these Funds, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to these Divisions are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges-Separate Account Expense Reimbursement" in this prospectus for more information.

The section entitled Summary--Fees and Charges--Separate Account Expense Reimbursement" is replaced in its entirety with the following:

         The Company may, in its discretion, reimburse to certain Divisions some or all of the fees it receives from the Mutual Fund or its affiliate or distributor for providing the Mutual Fund administrative and shareholder services. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee for providing Variable Account Options. Such reimbursement arrangements are voluntary. For more information as to which Variable Account Options have a Separate Account Expense Reimbursement see the Fee Table.

The section entitled "Fee and Charges-Separate Account Expense
Reimbursement" is replaced in its entirety with the following:

         Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.


VA 10855-C

                            PORTFOLIO DIRECTOR T
                             SEPARATE ACCOUNT A

                   SUPPLEMENT ISSUED OCTOBER 14, 1999 TO
                        PROSPECTUS DATED MAY 1, 1999


SUMMARY

For AGSPC Stock Index Fund and AGSPC Small Cap Index Fund

         On July 27, 1999, the Boards of Directors approved the termination of Bankers Trust as a sub-adviser to each Fund. VALIC re-assumed direct management of each Fund's investment portfolio on October 1, 1999.

For AGSPC Growth Fund

         On July 27, 1999, the Board of Directors approved the termination of T. Rowe Price Associates, Inc. as sub-adviser to the Fund and approved the appointment of Wellington Management Company, LLP ("Wellington Management"), as sub-adviser to the Fund, effective September 1, 1999. On that date the investment objective of the Fund was changed from long-term growth of capital through investment primarily in common stocks of U.S. growth companies engaged in service-related activities to that of long-term growth of capital through investment primarily in equity securities.

FEES AND CHARGES - SEPARATE ACCOUNT EXPENSE REIMBURSEMENT

Footnote 4 to the "Fee Table" is hereby replaced in its entirety with the following:

         (4) For this Fund, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement the Company's charges to this Division are reduced by certain payments received from the underlying Fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges-Separate Account Expense Reimbursement" in this prospectus for more information.

The section entitled "Fee and Charges-Separate Account Expense
Reimbursement" is replaced in its entirety with the following:

         Some of the Mutual Funds or their affiliates may have an agreement with the Company to pay the Company for administrative and shareholder services it provides to the underlying Fund. The Company may, in its discretion, apply some or all of these payments to reduce its charges to the Division investing in that Fund. In addition, the Company currently reimburses certain Divisions a portion of the Company's administration and distribution fee. Such reimbursement arrangements are, however, voluntary and may be changed by the Company at any time. See the Fee Table in this prospectus for an identification of those Funds for which a reimbursement applies and the amount of the reimbursement.


VA 10789-B